Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Employee	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 USD ($) Employee	Jan. 01, 2019 USD ($)
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 43,165	$ 40,522	$ 40,030
Depreciation & amortisation in subsidiaries excluding capitalised depreciation	4,272	3,909	4,302
Impairment charges	(3,487)	(132)	(796)
Capital expenditure	5,439	4,844	4,344
Depreciation and amortisation expense proportionately consolidated	4,384	4,015	4,375
Operating assets	$ 44,183	$ 43,431	$ 48,556
Number of employees | Employee	46,007	47,458	46,807
Pre-tax gains on disposals of property, plant and equipment	$ 49	$ 586	$ 138
Capital expenditure per cash flow statement	5,488	5,430	4,482
Net cash/(debt)	(3,651)	255	(3,845)
– attributable to Rio Tinto	40,532	43,686	44,711	$ 43,573
Profit on ordinary activities before finance items and tax	11,767	18,200	14,474
Net earnings – attributable to owners of Rio Tinto	8,010	13,638	8,762
Net assets/(liabilities) of disposal groups held for sale [Member]
Disclosure of operating segments [Line Items]
Operating assets	0	440	370
Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	619	695	706
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	45,398	42,850	41,872
Capital expenditure	5,831	5,279	4,691
Depreciation and amortisation expense proportionately consolidated	4,960	4,622	4,980
Operating assets	$ 46,505	$ 45,742	$ 50,611
Number of employees | Employee	41,205	43,026	42,925
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 24,075	$ 18,731	$ 18,466
Capital expenditure	1,741	1,302	1,214
Depreciation and amortisation expense proportionately consolidated	1,723	1,702	1,667
Operating assets	$ 14,019	$ 14,653	$ 16,687
Number of employees | Employee	10,981	10,661	10,391
Profit on ordinary activities before finance items and tax	$ 16,098	$ 11,378	$ 11,547
Net earnings – attributable to owners of Rio Tinto	9,638	6,531	6,695
Reportable segments [Member] | Iron ore [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	123	126	108
Operating assets	2	2	2
Profit on ordinary activities before finance items and tax	87	55	137
Net earnings – attributable to owners of Rio Tinto	(8)	53	116
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10,340	12,191	11,005
Capital expenditure	1,456	1,373	1,436
Depreciation and amortisation expense proportionately consolidated	1,312	1,122	1,199
Operating assets	$ 16,030	$ 16,446	$ 16,346
Number of employees | Employee	14,049	13,640	13,345
Profit on ordinary activities before finance items and tax	$ 2,285	$ 3,095	$ 3,423
Net earnings – attributable to owners of Rio Tinto	599	1,347	1,583
Reportable segments [Member] | Aluminium [Member] | Intrasegment [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(825)	(861)	(790)
Operating assets	(27)	(20)	(18)
Profit on ordinary activities before finance items and tax	(10)	(7)	(25)
Net earnings – attributable to owners of Rio Tinto	(7)	(5)	(17)
Reportable segments [Member] | Aluminium [Member] | Inter-segment and other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(2,256)	(3,226)	(2,321)
Capital expenditure		0	5
Depreciation and amortisation expense proportionately consolidated	0	(1)	6
Operating assets	$ 807	$ 789	$ 772
Number of employees | Employee	127	180	222
Profit on ordinary activities before finance items and tax	$ 36	$ (88)	$ (19)
Net earnings – attributable to owners of Rio Tinto	26	(67)	(12)
Reportable segments [Member] | Aluminium [Member] | Integrated operations [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,456	1,881	1,436
Depreciation and amortisation expense proportionately consolidated	1,309	1,122	1,199
Operating assets	$ 16,030	$ 16,446	$ 16,346
Number of employees | Employee	14,049	13,640	13,345
Reportable segments [Member] | Aluminium [Member] | Other product group items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	$ 0	$ (508)
Reportable segments [Member] | Aluminium [Member] | Bauxite [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,459	2,324	$ 2,019
Capital expenditure	387	953	825
Depreciation and amortisation expense proportionately consolidated	286	165	123
Operating assets	$ 2,597	$ 2,494	$ 1,897
Number of employees | Employee	2,940	2,676	2,534
Profit on ordinary activities before finance items and tax	$ 969	$ 790	$ 804
Net earnings – attributable to owners of Rio Tinto	441	412	463
Reportable segments [Member] | Aluminium [Member] | Alumina [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,657	3,340	2,661
Capital expenditure	282	218	108
Depreciation and amortisation expense proportionately consolidated	187	194	209
Operating assets	$ 2,009	$ 2,721	$ 2,733
Number of employees | Employee	2,269	2,009	2,012
Profit on ordinary activities before finance items and tax	$ 628	$ 1,137	$ 454
Net earnings – attributable to owners of Rio Tinto	301	634	180
Reportable segments [Member] | Aluminium [Member] | Bauxite & Alumina [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	4,291	4,803	3,890
Capital expenditure	669	1,171	933
Depreciation and amortisation expense proportionately consolidated	473	359	332
Operating assets	$ 4,579	$ 5,195	$ 4,612
Number of employees | Employee	5,209	4,685	4,546
Profit on ordinary activities before finance items and tax	$ 1,587	$ 1,920	$ 1,233
Net earnings – attributable to owners of Rio Tinto	735	1,041	626
Reportable segments [Member] | Aluminium [Member] | Primary Metal [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	4,940	6,468	5,808
Capital expenditure	658	595	389
Depreciation and amortisation expense proportionately consolidated	682	615	665
Operating assets	$ 9,674	$ 9,306	$ 9,946
Number of employees | Employee	6,357	6,497	6,404
Profit on ordinary activities before finance items and tax	$ 755	$ 1,418	$ 1,762
Net earnings – attributable to owners of Rio Tinto	40	595	778
Reportable segments [Member] | Aluminium [Member] | Pacific Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,204	2,541	2,305
Capital expenditure	129	115	109
Depreciation and amortisation expense proportionately consolidated	154	149	196
Operating assets	$ 970	$ 1,156	$ 1,016
Number of employees | Employee	2,356	2,278	2,173
Profit on ordinary activities before finance items and tax	$ (22)	$ 148	$ 453
Net earnings – attributable to owners of Rio Tinto	(137)	0	176
Reportable segments [Member] | Aluminium [Member] | Integrated operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	9,179	10,586	9,682
Profit on ordinary activities before finance items and tax	2,356	3,398	3,429
Net earnings – attributable to owners of Rio Tinto	664	1,569	1,568
Reportable segments [Member] | Aluminium [Member] | Other product group items [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	1,065	1,479	1,214
Profit on ordinary activities before finance items and tax	(202)	(440)	(132)
Net earnings – attributable to owners of Rio Tinto	(161)	(344)	(100)
Reportable segments [Member] | Aluminium [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10,244	12,065	10,896
Capital expenditure	1,456	1,373	1,436
Depreciation and amortisation expense proportionately consolidated	1,309	1,122	1,199
Operating assets	$ 16,030	$ 16,446	$ 16,346
Number of employees | Employee	14,049	13,640	13,345
Profit on ordinary activities before finance items and tax	$ 2,154	$ 2,958	$ 3,297
Net earnings – attributable to owners of Rio Tinto	503	1,225	1,468
Reportable segments [Member] | Aluminium [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	96	126	109
Depreciation and amortisation expense proportionately consolidated	3
Profit on ordinary activities before finance items and tax	131	137	126
Net earnings – attributable to owners of Rio Tinto	96	122	115
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,815	6,468	4,842
Capital expenditure	2,087	2,150	1,622
Depreciation and amortisation expense proportionately consolidated	1,320	1,317	1,452
Operating assets	$ 12,010	$ 11,389	$ 11,743
Number of employees | Employee	7,376	8,671	8,354
Profit on ordinary activities before finance items and tax	$ 2,073	$ 2,776	$ 1,904
Net earnings – attributable to owners of Rio Tinto	554	1,054	263
Reportable segments [Member] | Copper & Diamonds [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,800	6,468	4,842
Capital expenditure	2,086	2,139	1,621
Depreciation and amortisation expense proportionately consolidated	1,317	1,312	1,447
Operating assets	$ 11,858	$ 11,260	$ 11,608
Number of employees | Employee	7,226	8,525	8,212
Profit on ordinary activities before finance items and tax	$ 2,385	$ 3,043	$ 2,109
Net earnings – attributable to owners of Rio Tinto	726	1,203	362
Reportable segments [Member] | Copper & Diamonds [Member] | Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	619	695	706
Capital expenditure	38	64	85
Depreciation and amortisation expense proportionately consolidated	144	118	132
Operating assets	$ 195	$ 267	$ 441
Number of employees | Employee	940	967	922
Profit on ordinary activities before finance items and tax	$ 151	$ 301	$ 287
Net earnings – attributable to owners of Rio Tinto	(21)	118	92
Reportable segments [Member] | Copper & Diamonds [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	15
Capital expenditure	1	11	1
Depreciation and amortisation expense proportionately consolidated	3	5	5
Operating assets	$ 152	$ 129	$ 135
Number of employees | Employee	150	146	142
Profit on ordinary activities before finance items and tax	$ (312)	$ (267)	$ (205)
Net earnings – attributable to owners of Rio Tinto	(172)	(149)	(99)
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,150	5,451	7,549
Capital expenditure	551	442	454
Depreciation and amortisation expense proportionately consolidated	428	455	630
Operating assets	$ 4,529	$ 3,696	$ 6,163
Number of employees | Employee	8,640	9,867	10,632
Profit on ordinary activities before finance items and tax	$ 1,762	$ 2,140	$ 2,776
Net earnings – attributable to owners of Rio Tinto	611	995	1,239
Reportable segments [Member] | Energy & Minerals [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,095	5,391	7,506
Capital expenditure	552	442	454
Depreciation and amortisation expense proportionately consolidated	428	455	630
Operating assets	$ 4,472	$ 3,640	$ 6,105
Number of employees | Employee	8,513	9,764	10,597
Profit on ordinary activities before finance items and tax	$ 1,870	$ 2,204	$ 2,798
Net earnings – attributable to owners of Rio Tinto	707	1,038	1,252
Reportable segments [Member] | Energy & Minerals [Member] | Uranium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	375	415	417
Capital expenditure	5	8	21
Depreciation and amortisation expense proportionately consolidated	3	4	37
Operating assets	$ (363)	$ (406)	$ (327)
Number of employees | Employee	857	1,324	1,307
Profit on ordinary activities before finance items and tax	$ 55	$ 18	$ 15
Net earnings – attributable to owners of Rio Tinto	25	(4)	(26)
Reportable segments [Member] | Energy & Minerals [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	55	60	43
Capital expenditure			0
Depreciation and amortisation expense proportionately consolidated			0
Operating assets	$ 37	$ 41	$ 41
Number of employees | Employee	53	33	25
Profit on ordinary activities before finance items and tax	$ (96)	$ (49)	$ (9)
Net earnings – attributable to owners of Rio Tinto	(91)	(36)	(7)
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18	9	10
Capital expenditure	(4)	12	(35)
Depreciation and amortisation expense proportionately consolidated	177	26	32
Operating assets	$ (83)	$ (442)	$ (328)
Number of employees | Employee	159	187	203
Profit on ordinary activities before finance items and tax	$ (77)	$ (70)	$ (116)
Net earnings – attributable to owners of Rio Tinto	(89)	(102)	(138)
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(31)	(15)	(15)
Operating assets	127	129	206
Profit on ordinary activities before finance items and tax	(9)	0	0
Net earnings – attributable to owners of Rio Tinto	(3)	0	0
Product group [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	45,367	42,835	41,857
Depreciation and amortisation expense proportionately consolidated	4,960	4,622	4,980
Profit on ordinary activities before finance items and tax	22,132	19,319	19,534
Net earnings – attributable to owners of Rio Tinto	11,310	9,825	9,642
Central pension costs, share-based payments and insurance [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	59	(128)	(68)
Net earnings – attributable to owners of Rio Tinto	60	(90)	(48)
Restructuring, Project and One-Off Costs [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	(183)	(272)	(177)
Net earnings – attributable to owners of Rio Tinto	(94)	(190)	(124)
Central Costs [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	(496)	(552)	(491)
Net earnings – attributable to owners of Rio Tinto	(550)	(410)	(311)
Exploration and evaluation [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	(315)	(231)	(218)
Net earnings – attributable to owners of Rio Tinto	(231)	(193)	(178)
Net interest [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	(122)	(134)	(354)
Underlying earnings [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	21,197	18,136	18,580
Net earnings – attributable to owners of Rio Tinto	10,373	8,808	8,627
Items excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	0	0	10
Profit on ordinary activities before finance items and tax	(722)	5,127	1,912
Net earnings – attributable to owners of Rio Tinto	(2,363)	4,830	135
EBITDA and Net Earnings [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	20,475	23,263	20,492
Net earnings – attributable to owners of Rio Tinto	8,010	13,638	8,762
Capital expenditure of equity accounted units [Member]
Disclosure of operating segments [Line Items]
Adjustment for equity accounted units revenue	2,202	2,313	1,837
Depreciation and amortisation in equity accounted units	653	650	648
Taxation and finance items in equity accounted units	296	372	272
Capital expenditure	(456)	(500)	(417)
Depreciation and amortisation expense proportionately consolidated	(653)	(650)	(647)
Other items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	64	65	70
Depreciation and amortisation expense proportionately consolidated	77	43	42
Operating assets	$ (2,449)	$ (2,880)	$ (2,631)
Number of employees | Employee	4,802	4,432	3,882
Oyu Tolgoi and Turquoise Hill [Member] | Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 1,166	$ 1,180	$ 940
Capital expenditure	1,289	1,284	901
Depreciation and amortisation expense proportionately consolidated	208	219	344
Operating assets	$ 6,780	$ 6,072	$ 4,725
Number of employees | Employee	3,152	2,863	2,835
Profit on ordinary activities before finance items and tax	$ 357	$ 375	$ 256
Net earnings – attributable to owners of Rio Tinto	25	69	36
Grasberg Joint Venture [Member] | Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	0	457	33
Capital expenditure	0	171	138
Depreciation and amortisation expense proportionately consolidated	$ 0	30	42
Operating assets		$ 0	$ 1,137
Number of employees | Employee	0	1,615	1,642
Profit on ordinary activities before finance items and tax	$ 0	$ 281	$ (3)
Net earnings – attributable to owners of Rio Tinto	0	217	(169)
Pilbara [Member] | Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	23,681	18,359	18,143
Capital expenditure	1,720	1,288	1,201
Depreciation and amortisation expense proportionately consolidated	1,704	1,682	1,645
Operating assets	$ 13,865	$ 14,486	$ 16,535
Number of employees | Employee	10,634	10,422	10,159
Profit on ordinary activities before finance items and tax	$ 15,936	$ 11,267	$ 11,383
Net earnings – attributable to owners of Rio Tinto	9,619	6,460	6,576
Rio Tinto Kennecott [Member] | Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	1,879	1,862	1,352
Capital expenditure	444	318	249
Depreciation and amortisation expense proportionately consolidated	457	427	422
Operating assets	$ 2,012	$ 1,864	$ 1,936
Number of employees | Employee	2,066	1,993	1,734
Profit on ordinary activities before finance items and tax	$ 843	$ 785	$ 539
Net earnings – attributable to owners of Rio Tinto	397	293	78
Escondida [Member] | Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,136	2,274	1,811
Capital expenditure	315	302	248
Depreciation and amortisation expense proportionately consolidated	508	518	507
Operating assets	$ 2,871	$ 3,057	$ 3,369
Number of employees | Employee	1,068	1,087	1,079
Profit on ordinary activities before finance items and tax	$ 1,034	$ 1,301	$ 1,030
Net earnings – attributable to owners of Rio Tinto	325	506	325
Rio Tinto Coal Australia [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	0	989	2,829
Capital expenditure	0	32	84
Depreciation and amortisation expense proportionately consolidated	0	34	152
Operating assets	$ 0	$ (837)	$ 1,040
Number of employees | Employee	0	1,005	1,924
Profit on ordinary activities before finance items and tax	$ 0	$ 893	$ 1,223
Net earnings – attributable to owners of Rio Tinto	0	591	716
Iron Ore Company of Canada [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,014	1,561
– attributable to Rio Tinto	1,018	994
Net earnings – attributable to owners of Rio Tinto	319	176
Iron Ore Company of Canada [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,189	1,583	1,867
Capital expenditure	255	189	202
Depreciation and amortisation expense proportionately consolidated	172	154	157
Operating assets	$ 803	$ 975	$ 988
Number of employees | Employee	2,617	2,397	2,382
Profit on ordinary activities before finance items and tax	$ 1,024	$ 586	$ 770
Net earnings – attributable to owners of Rio Tinto	332	166	235
Rio Tinto Iron Titanium [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	1,938	1,782	1,763
Capital expenditure	249	169	119
Depreciation and amortisation expense proportionately consolidated	193	201	219
Operating assets	$ 3,507	$ 3,390	$ 3,881
Number of employees | Employee	4,115	4,058	4,048
Profit on ordinary activities before finance items and tax	$ 611	$ 510	$ 546
Net earnings – attributable to owners of Rio Tinto	254	174	201
Rio Tinto Borates [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	593	622	630
Capital expenditure	43	44	28
Depreciation and amortisation expense proportionately consolidated	60	62	65
Operating assets	$ 525	$ 518	$ 523
Number of employees | Employee	924	980	936
Profit on ordinary activities before finance items and tax	$ 180	$ 197	$ 244
Net earnings – attributable to owners of Rio Tinto	96	111	126
Dampier Salt [Member] | Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	271	246	215
Capital expenditure	21	14	13
Depreciation and amortisation expense proportionately consolidated	19	20	22
Operating assets	$ 152	$ 165	$ 150
Number of employees | Employee	347	239	232
Profit on ordinary activities before finance items and tax	$ 75	$ 56	$ 27
Net earnings – attributable to owners of Rio Tinto	27	18	3
Simandou Iron Ore Project [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	(1)
Operating assets	$ 20	$ 15	$ 17
Number of employees | Employee	74	70	10
Profit on ordinary activities before finance items and tax	$ (12)	$ (15)	$ (13)
Net earnings – attributable to owners of Rio Tinto	$ (5)	$ (7)	$ (6)